17. TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2019
Trade Accounts Payable
TRADE ACCOUNTS PAYABLE

17.     TRADE ACCOUNTS PAYABLE

	12.31.19	Restated (1) 12.31.18
Domestic suppliers
Third parties	4,930,424	4,458,077
Related parties	-	-
	4,930,424	4,458,077

Foreign suppliers
Third parties	915,611	1,079,438
Related parties	-	-
	915,611	1,079,438

(-) Adjustment to present value	(49,269)	(37,507)
	5,796,766	5,500,008

Current	5,784,419	5,487,205
Non-current	12,347	12,803

(1)       The restatement refers to the adoption of IFRS 16, in which the lease liabilities were reclassified from Trade Accounts Payable to a specific line (note 19).

On the trade accounts payable balance as of December 31, 2019, R$1,435,025 (R$1,301,304 as of December 31, 2018) corresponds to supply chain finance transactions in which there were no changes in the payment terms and prices negotiated with the suppliers.